Other Commitments and Contingencies (Details)	6 Months Ended			12 Months Ended			12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 GBP (£)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 DCLAP claim [Member] USD ($)	May 01, 2013 DCLAP claim [Member] USD ($)	Jun. 30, 2014 NR Satu related claim [Member] USD ($)	Dec. 31, 2011 Golar Viking Related Claim [Member]	Jun. 30, 2014 Golar Viking Related Claim [Member] USD ($)	Dec. 31, 2013 Golar Viking Related Claim [Member] USD ($)
Loss Contingencies [Line Items]
Book value of vessels secured against long-term loans	$ 897,676,000		$ 700,726,000
Tax Lease Benefit, Amount Received, Gross		41,000,000
Number of Tax Leases	6	6
Number of Tax Leases Terminated	5	5
Investments, Number of Tax Leases Remaining	1	1
Liabilities Subject to Compromise						3,300,000
Loss contingency, receivable						2,500,000
Liabilities Subject to Compromis, Provision for Expected and Allowed Claims						800,000
Duration of Charter							15 months
Loss Contingency, Estimate of Possible Loss								24,800,000	20,900,000
Loss Contingency, Estimate of Possible Loss, Maximum								31,500,000
Loans Receivable, Net					12,000,000
Proceeds from Collection of Loans Receivable				$ 2,500,000